Pruco Life Insurance Company                                                               Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

March 6, 2015

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:         Pruco Life Insurance Company (“Registrant”)
Pruco Life PRUvider Variable Appreciable Account (“Depositor”) (File No. 811-07040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2014 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

Fund Company	1940 Act Registration No.
The Prudential Series Fund, Inc.	811-03623

If you have any questions regarding this filing, please contact me at (973) 802-4193.

       Sincerely,

      /s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR